ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 5,599	$ 4,969
Employees and related liabilities	1,380	1,045
Government Institutions	78	11
Accrued expenses and other current liabilities	$ 7,057	$ 6,025